11. Convertible Notes (Details - Convertible debentures - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Principal value of convertible notes	$ 2,495,000	$ 1,550,000	$ 2,072,000
Note discount	(744,961)	(997,397)	0
Total convertible notes, net current	$ 1,750,039	$ 552,603	$ 2,072,000